Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Sep. 19, 2005
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	CYIOS Corporation
Entity Central Index Key	0001091566
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Public Float		$ 804,267
Entity Common Stock, Shares Outstanding			36,311,640
Amendment Description	Amendment no 7 to POSAM
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes